Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 31,583	¥ 220,864	¥ 281,767	¥ 82,225
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues		220,626	281,367	82,197
Mining Products [Member]
Disaggregation of Revenue [Line Items]
Revenues		220,626	281,367	68,358
Intelligent Router Products [Member]
Disaggregation of Revenue [Line Items]
Revenues				13,839
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues		¥ 238	¥ 400	¥ 28